Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Allowance for credit losses	$ 803	$ 55,031
Unearned annual fee income	$ (286)	$ 0
Preferred units, par value (in dollars per share)	$ 0	$ 0
Preferred units, authorized (in shares)	0	41,102,500
Preferred units, issued (in shares)	0	41,102,500
Preferred units, outstanding (in shares)	0	41,102,500
Preferred stock, par or stated value per share (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 62,362	$ 45,657
Variable Interest Entity, Primary Beneficiary
Allowance for credit losses		38,612
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 25,826	$ 12,477
Class A Common Stock
Common stock, par or stated value per share (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	379,000,000
Common stock, shares, issued (in shares)	13,631,484
Common stock, shares, outstanding (in shares)	13,631,484
Class B Common Stock
Common stock, par or stated value per share (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	6,000,000
Common stock, shares, issued (in shares)	0
Common stock, shares, outstanding (in shares)	0
Class V Voting Stock
Common stock, par or stated value per share (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	115,000,000
Common stock, shares, issued (in shares)	96,338,474
Common stock, shares, outstanding (in shares)	96,338,474